AUDITOR’S RENUMERATION (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY AUDITORS FEES

During the period, the group obtained the following services from the company’s auditors PKF, our independent registered public accounting firm and Mazars, our previous independent registered public accounting firm.:

Mazars LLP	March 31, 2024	March 3,1 2023	March 31, 2022
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	-	106,927	200,773

Fees payable to the company’s auditors for other services:
Audit-related assurance services	7,354	227,208	148,892

	7,354	334,135	349,665

PKF Littlejohn LLP	March 31, 2024	March 31, 2023	March 31, 2022
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	125,701	120,557	-

Fees payable to the company’s auditors for other services:
Audit-related assurance services	25,140	-	-

	150,841	120,557	-